INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Income before provision for income taxes	¥ 1,495,383	$ 216,810	¥ 1,203,173	¥ (773,359)
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax (benefits)/expenses at statutory tax rate	¥ 373,846		¥ 300,793	¥ (193,340)
Non-deductible expenses	365		12,663	9,126
Research and development Super deduction	(5,697)		(8,508)	(5,460)
Effect of income not taxable	(29,398)		(24,604)
Effect of tax holiday and preferential tax rate	(45,074)		(132,485)	(178,938)
Adjustment on current income tax of the prior periods	(9,085)		(5,614)	6
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,731		28,072	13,641
Effect of reversal of withholding income tax				(20,000)
Change in valuation allowance	9,824		(128)	294,354
Income tax (benefits)/expenses	¥ 300,512	$ 43,570	¥ 170,189	¥ (80,611)